FAIR VALUE MEASUREMENTS AND DERIVATIVE LIABILITIES (Details) - USD ($)	3 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Additions at fair value	$ 308,330
Fair value of derivative liability as of March 31, 2022	835,914
Level 1 [Member]
Additions at fair value	0
Fair value of derivative liability as of March 31, 2022		$ 0	$ 0	$ 0
Change in fair value of the derivative	0
Balance at June 30, 2022	0
Level 3 [Member]
Additions at fair value	308,330
Fair value of derivative liability as of March 31, 2022		0	302,156	603,836
Change in fair value of the derivative	527,584
Balance at June 30, 2022	835,914
Level 2 [Member]
Additions at fair value	0
Fair value of derivative liability as of March 31, 2022		$ 0	$ 0	$ 0
Change in fair value of the derivative	0
Balance at June 30, 2022	$ 0